FINANCING RECEIVABLES, NET - Aging analysis based on customer type, origination year and delinquency (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	¥ 2,982,857	¥ 1,470,241
Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,939,876	1,423,016
Property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	31,215	31,215
Property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	13,222	13,222
Property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	10,197	12,618
Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	45,625	46,333
Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	391	3,740
Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,624	1,315,888
Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,836,602
Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	42,981	47,225
Non-property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	4,182	4,731
Non-property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	29,575	31,137
Non-property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	3,682	4,079
Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	5,210	6,914
Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	332	364
Total Past Due
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	176,896	161,688
Total Past Due | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	133,915	114,463
Total Past Due | Property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	31,215	31,215
Total Past Due | Property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	13,222	13,222
Total Past Due | Property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	10,197	12,618
Total Past Due | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	45,625	46,333
Total Past Due | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	391	3,740
Total Past Due | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,624	7,335
Total Past Due | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	30,641
Total Past Due | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	42,981	47,225
Total Past Due | Non-property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	4,182	4,731
Total Past Due | Non-property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	29,575	31,137
Total Past Due | Non-property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	3,682	4,079
Total Past Due | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	5,210	6,914
Total Past Due | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	332	364
1-29 Days Past Due
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	20,687	5,545
1-29 Days Past Due | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	20,687	5,545
1-29 Days Past Due | Property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	5,545
1-29 Days Past Due | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	20,687
1-29 Days Past Due | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Non-property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Non-property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Non-property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
1-29 Days Past Due | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	204	0
30-59 Days Past Due | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	204	0
30-59 Days Past Due | Property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	204
30-59 Days Past Due | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Non-property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Non-property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Non-property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
30-59 Days Past Due | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	1,600	0
60-89 Days Past Due | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	1,600	0
60-89 Days Past Due | Property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	1,600
60-89 Days Past Due | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Non-property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Non-property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Non-property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
60-89 Days Past Due | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	561	2,363
90-179 Days Past Due | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	561	763
90-179 Days Past Due | Property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	763
90-179 Days Past Due | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	561
90-179 Days Past Due | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	1,600
90-179 Days Past Due | Non-property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Non-property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Non-property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
90-179 Days Past Due | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	1,600
90-179 Days Past Due | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
180 days or greater Past Due
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	153,844	153,780
180 days or greater Past Due | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	110,863	108,155
180 days or greater Past Due | Property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	31,215	31,215
180 days or greater Past Due | Property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	13,222	13,222
180 days or greater Past Due | Property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	10,197	12,618
180 days or greater Past Due | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	45,625	46,333
180 days or greater Past Due | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	391	3,740
180 days or greater Past Due | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,624	1,027
180 days or greater Past Due | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	7,589
180 days or greater Past Due | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	42,981	45,625
180 days or greater Past Due | Non-property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	4,182	4,731
180 days or greater Past Due | Non-property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	29,575	31,137
180 days or greater Past Due | Non-property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	3,682	4,079
180 days or greater Past Due | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	5,210	5,314
180 days or greater Past Due | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	332	364
Current
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,805,961	1,308,553
Current | Property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,805,961	1,308,553
Current | Property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Property transaction related business | 2023
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	1,308,553
Current | Property transaction related business | 2024
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	2,805,961
Current | Non-property transaction related business
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Non-property transaction related business | 2018
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Non-property transaction related business | 2019
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Non-property transaction related business | 2020
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Non-property transaction related business | 2021
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	0	0
Current | Non-property transaction related business | 2022
Financing Receivable, Before Allowance for Credit Loss, Current
Financing receivables	¥ 0	¥ 0